Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Registrant Name	dei_EntityRegistrantName	CENTURY CAPITAL MANAGEMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001093439
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 05, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jun. 05, 2017
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
CENTURY SMALL CAP SELECT FUND
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	ccmt_ProspectusSupplementTextBlock

Filed pursuant to Rule 497(e)

File Nos. 333-86067 and 811-09561

CENTURY CAPITAL MANAGEMENT TRUST

Century Small Cap Select Fund

Supplement Dated June 5, 2017

to the Statutory Prospectus

of Century Capital Management Trust

Dated February 28, 2017

The following supplements and replaces the corresponding information found on page 6 of the Prospectus.

CENTURY SMALL CAP SELECT FUND

Investment Objective

Century Small Cap Select Fund (CSCS) seeks long-term capital growth.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

	Investor Shares	Institutional Shares
Redemption Fee (for Fund shares held less than 90 days, as a percentage of total redemption proceeds)	1.00%	1.00%
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
	Investor Shares	Institutional Shares
Management Fees	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.21%	None
Other Expenses	0.30%	0.21%
Total Annual Fund Operating Expenses	1.46%	1.16%

The information in the table is based on fees and expenses incurred during the Fund's most recently completed fiscal year. Please note that a decline in the Fund's average net assets during the current fiscal year, or other factors, could cause the expense ratios for the Fund's current fiscal year to be higher than the expense information presented.

Please retain this supplement for future reference.